Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Operating activities
Profit/(Loss)	€ 135,661	€ 65,279	[1]	€ (127,661)	[1]
Income taxes	33,433	35,802		30,702
Depreciation, amortization and impairment of assets	194,952	173,521		163,367
Financial income	(37,282)	(13,320)		(45,889)
Financial expenses	68,121	54,346		43,823
Foreign exchange losses	5,262	7,869		7,791
Write downs and other provisions	(1,168)	14		19,487
Write downs of the provision for obsolete inventory	31,850	28,561		29,600
Result from investments accounted for using the equity method	2,953	(2,199)		(2,794)
(Gains)/Losses arising from the disposal of fixed assets	0	(1,124)		1,153
Other non-cash expenses, net	66,641	23,063		230,812
Change in inventories	(72,770)	(103,112)		(27,554)
Change in trade receivables	(51,022)	(15,623)		(12,294)
Change in trade payables including customer advances	11,670	43,511		31,426
Change in current and non-current provisions for risks and charges	(6,720)	(29,102)		(5,498)
Change in employee benefits	(2,566)	(8,676)		(13,456)
Change in other operating assets and liabilities	(20,479)	(38,216)		38,927
Interest paid	(29,166)	(24,938)		(17,487)
Income taxes paid	(53,988)	(49,258)		(63,300)
Net cash flows from operating activities	275,382	146,398		281,155
Investing activities
Payments for property, plant and equipment	(57,034)	(49,114)		(79,699)
Proceeds from disposals of property, plant and equipment	0	0		3,791
Payments for intangible assets	(20,843)	(24,185)		(14,627)
Proceeds from disposals of non-current financial assets	2,345	2,585		1,536
Payments for purchases of non-current financial assets	(2,623)	(111)		(4,431)
Proceeds from disposals of current financial assets and derivative instruments	270,317	46,487		92,021
Payments for acquisitions of current financial assets and derivative instruments	(36,956)	(32,412)		(76,058)
Business combinations, net of cash acquired	(117,686)	(585)		(4,224)
Acquisition of investments accounted for using the equity method	(15,734)	0		(313)
Net cash flows from/(used in) investing activities	21,786	(57,335)		(82,004)
Financing activities
Proceeds from borrowings	204,424	0		123,570
Repayments of borrowings	(306,150)	(159,719)		(160,210)
Repayments of other non-current financial liabilities	0	(3,919)		(4,287)
Payments of lease liabilities	(125,732)	(121,633)		(100,611)
Proceeds from the exercise of warrants	4,409	0		0
Proceeds from capital contribution from Monterubello	0	10,923		0
Sales of shares held in treasury	3,654	3,390		6,343
Purchase of own shares	0	0		(384)
Dividends to owners of the parent	(25,031)	(21,852)		(102)
Dividends paid to non-controlling interests	(6,068)	(4,187)		(548)
Purchase of own shares from Monterubello	0	0		(455,000)
Proceeds from issuance of Ordinary Shares upon Business Combination	0	0		310,739
Proceeds from issuance of Ordinary Shares to PIPE Investors	0	0		331,385
Payments of transaction costs related to the Business Combination	0	0		(48,475)
Cash distributed as part of the Disposition	0	0		(26,272)
Payments for acquisition of non-controlling interests	0	0		(40,253)
Net cash flows used in financing activities	(250,494)	(296,997)		(64,105)
Effects of exchange rate changes on cash and cash equivalents	(4,716)	2,464		7,454
Net increase/(decrease) in cash and cash equivalents	41,958	(205,470)		142,500
Cash and cash equivalents at beginning of period	254,321	459,791		317,291
Cash and cash equivalents at end of period	€ 296,279	€ 254,321		€ 459,791

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.